Asset Retirement Obligations and Accrued Environmental Costs (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Environmental Liabilities [Line Items]
Asset retirement obligations		$ 6,206	$ 7,908	$ 7,798
Accrued environmental costs		171	178
Total asset retirement obligations and accrued environmental costs		6,377	8,086
Asset retirement obligations and accrued environmental costs due within one year	[1]	1,025	398
Long-term asset retirement obligations and accrued environmental costs		5,352	$ 7,688
Other accruals
Environmental Liabilities [Line Items]
Asset retirement obligations and accrued environmental costs due within one year		$ (741)

[1]
*Classified as a current

liability on the balance sheet

under “Other accruals.” $
741

million relates to assets which

are held for sale as

of
December 31, 2019. For additional

information see Note 5—Asset Acquisitions

and Dispositions.